Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	The following is a schedule of future minimum lease payments required under the non-cancelable leases as of December 31, 2021:

Years Ending December 31,
2022	$511
2023	407
2024	334
2025	170
Thereafter	—
Total future minimum lease payments	$1,422